Equity-settled share-based payments - Option Expiry Dates and Exercise Prices (Details) - Stock Options, 2004 Stock Incentive Option Plan shares in Thousands	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in USD per share) | $ / shares	$ 6.66	$ 6.66	$ 6.66	$ 6.66
Number of share options outstanding in share-based payment arrangement (shares) | shares	1,270	1,284	1,321	1,634
May 1, 2034
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in USD per share) | $ / shares	$ 5.83
Number of share options outstanding in share-based payment arrangement (shares) | shares	400	400	400
May 1, 2035
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in USD per share) | $ / shares	$ 5.83
Number of share options outstanding in share-based payment arrangement (shares) | shares	358	363	369
January 1, 2036
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in USD per share) | $ / shares	$ 5.83
Number of share options outstanding in share-based payment arrangement (shares) | shares	90	94	124
February 16, 2036
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in USD per share) | $ / shares	$ 7.11
Number of share options outstanding in share-based payment arrangement (shares) | shares	84	84	84
October 1, 2036
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in USD per share) | $ / shares	$ 8.62
Number of share options outstanding in share-based payment arrangement (shares) | shares	338	343	344